SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                     Approx Asset
Date           Number    Price     Value or Approx        Seller
Each   Ident   Shrs      Per        Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share     at Time of Purch       Broker

10-01    GF    14600    11.7997         14.88            Weeden & Co.
10-04   " "    16600    11.9450         14.94              " "
10-05   " "    16600    12.0377         14.97              " "
10-06   " "    16600    12.0343         15.07              " "
10-20   " "    21000    12.1866         15.11              " "
10-21   " "    12000    12.0885         15.15              " "
10-22   " "    21000    12.1667         15.07              " "
10-25   " "    14400    11.9978         15.07              " "
10-26   " "    15000    12.0000         14.98              " "
10-27   " "    17500    11.9375         14.88              " "
10-28   " "    10600    12.0625         14.83              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Assistant Treasurer
Date of Statement          11/5/99

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  SEPTEMBER 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                     Approx Asset
Date           Number    Price     Value or Approx        Seller
Each   Ident   Shrs      Per        Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share     at Time of Purch       Broker

9-1     GF    17300    12.5723          15.03            Weeden & Co.
9-2    " "    17300    12.2500          15.05              " "
9-3    " "    17300    12.5231          15.05              " "
9-7    " "    15200    12.5559          15.23              " "
9-8    " "    15200    12.3750          15.23              " "
9-9    " "    15200    12.3956          15.32              " "
9-10   " "    12200    12.3955          15.15              " "
9-13   " "    14600    12.2853          14.98              " "
9-14   " "    14600    12.1704          14.89              " "
9-15   " "    14600    12.2068          14.68              " "
9-16   " "    14600    11.9358          14.70              " "
9-17   " "    14600    12.0608          14.76              " "
9-20   " "    15400    12.1469          14.81              " "
9-21   " "    15400    11.9756          14.83              " "
9-22   " "     9200    12.0000          14.73              " "
9-23   " "    15400    12.0203          14.60              " "
9-24   " "    15000    11.6563          14.40              " "
9-27   " "    14600    11.4375          14.43              " "
9-28   " "    14600    11.9088          14.56              " "
9-29   " "    14600    11.7800          14.68              " "
9-30   " "    14600    11.7855          14.90              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Assistant Treasurer
Date of Statement          10/8/99

PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  AUGUST 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                     Approx Asset
Date           Number    Price     Value or Approx        Seller
Each   Ident   Shrs      Per        Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share     at Time of Purch       Broker

8-2     GF    15000    12.5375          14.86            Weeden & Co.
8-3    " "    15000    12.6250          14.86              " "
8-4    " "    15000    12.7158          15.05              " "
8-5    " "    15000    12.5313          14.86              " "
8-6    " "    15000    12.6250          14.95              " "
8-9    " "    17000    12.6908          14.91              " "
8-10   " "    17000    12.6728          14.80              " "
8-11   " "    17000    12.6779          14.74              " "
8-12   " "    17000    13.0177          14.89              " "
8-13   " "    17000    13.2401          14.96              " "
8-16   " "    14800    13.0338          15.10              " "
8-17   " "    14800    13.0000          14.96              " "
8-18   " "    10700    12.9206          14.96              " "
8-19   " "    14800    12.8125          14.91              " "
8-20   " "     9300    12.7836          14.99              " "
8-23   " "    15000    12.9804          14.95              " "
8-24   " "    15000    12.9846          14.89              " "
8-25   " "    15000    13.0000          14.85              " "
8-26   " "    15000    12.9375          14.87              " "
8-27   " "    10900    12.8125          14.90              " "
8-30   " "    17300    12.5625          14.84              " "
8-31   " "    17300    12.4064          14.89              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Assistant Treasurer
Date of Statement          9/10/99

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  JULY 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                     Approx Asset
Date           Number    Price     Value or Approx        Seller
Each   Ident   Shrs      Per        Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share     at Time of Purch       Broker

7-1     GF    13000    12.4134          14.71            Weeden & Co.
7-6    " "     8700    12.4095          14.89              " "
7-7    " "     6700    12.3843          14.90              " "
7-8    " "     1700    12.2610          14.87              " "
7-9    " "     4200    12.4717          15.00              " "
7-12   " "    10000    12.7500          14.98              " "
7-13   " "     7900    12.4549          14.97              " "
7-14   " "    10000    12.5000          15.03              " "
7-15   " "    10000    12.5075          15.29              " "
7-16   " "     6600    12.4896          15.34              " "
7-19   " "     9800    12.5415          15.26              " "
7-20   " "    14600    12.5000          15.48              " "
7-21   " "    14000    12.6429          15.40              " "
7-22   " "    14600    12.4803          15.28              " "
7-23   " "    14000    12.5000          15.20              " "
7-27   " "    14000    12.6250          15.16              " "
7-28   " "    14000    12.7563          15.08              " "
7-29   " "    14000    12.5938          15.02              " "
7-30   " "    14000    12.5625          15.14              " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Assistant Treasurer
Date of Statement          9/10/99


                                     Page 1